File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

Supplement to The Enterprise Group of Funds, Inc. Class ABC Prospectus dated February 28, 2003.

This information is an addition to the prospectus.

On September 17, 2003, The MONY Group Inc. ("MONY"), AXA Financial Inc. ("AXA Financial") and AIMA Acquisition Co. entered into an Agreement and Plan of Merger providing for the acquisition of MONY by AXA Financial (the "Merger"). MONY is the parent company of Enterprise Capital Management, Inc. ("Enterprise Capital"), Enterprise Fund Distributors, Inc. ("EFD"), Boston Advisors, Inc. ("Boston Advisors"), and MONY Capital Management, Inc. ("MONY Capital"). Enterprise Capital is the investment adviser of each portfolio (each, a "Portfolio") of The Enterprise Group of Funds, Inc. (the "Fund"); EFD is the Fund's distributor; Boston Advisors is the subadvisor of the Equity Income Fund; and MONY Capital is the subadvisor of the Short Duration Bond Fund. If the Merger is consummated, as a result of the change in control of Enterprise Capital, EFD, Boston Advisors and MONY Capital, the following agreements will automatically terminate: (i) the Fund's investment advisory agreement; (ii) the Fund's distribution agreement; and (iii) each Portfolio's subadvisory agreement.

It is anticipated that the Board of Directors of the Fund will be asked to consider and approve a new investment advisory agreement and subadvisory agreement for each Portfolio at a meeting to be held in January 2004. If the Board of Directors approves new agreements, shareholders of each Portfolio will also be asked to approve the new investment advisory agreement at a special shareholder meeting. Shareholders of the Equity Income Fund and the Short Duration Bond Fund will also be asked to approve a new subadvisory agreement. The Fund has received an exemptive order from the Securities and Exchange Commission which permits the Fund to enter into new subadvisory agreements following a change of control of an unaffiliated subadvisor without shareholder approval. Therefore, shareholders of each Portfolio other than the Equity Income Fund and the Short Duration Bond Fund will not be asked to approve new sub-advisory agreements.

Shareholders will receive a proxy statement containing more information about the Merger, the Plan, and any new agreements prior to the special meeting of shareholders.

December 19, 2003



File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

Supplement to The Enterprise Group of Funds, Inc. Class Y Prospectus dated February 28, 2003.

This information is an addition to the prospectus.

On September 17, 2003, The MONY Group Inc. ("MONY"), AXA Financial Inc. ("AXA Financial") and AIMA Acquisition Co. entered into an Agreement and Plan of Merger providing for the acquisition of MONY by AXA Financial (the "Merger"). MONY is the parent company of Enterprise Capital Management, Inc. ("Enterprise Capital"), Enterprise Fund Distributors, Inc. ("EFD"), Boston Advisors, Inc. ("Boston Advisors"), and MONY Capital Management, Inc. ("MONY Capital"). Enterprise Capital is the investment adviser of each portfolio (each, a "Portfolio") of The Enterprise Group of Funds, Inc. (the "Fund"); EFD is the Fund's distributor; Boston Advisors is the subadvisor of the Equity Income Fund; and MONY Capital is the subadvisor of the Short Duration Bond Fund. If the Merger is consummated, as a result of the change in control of Enterprise Capital, EFD, Boston Advisors and MONY Capital, the following agreements will automatically terminate: (i) the Fund's investment advisory agreement; (ii) the Fund's distribution agreement; and (iii) each Portfolio's subadvisory agreement.

It is anticipated that the Board of Directors of the Fund will be asked to consider and approve a new investment advisory agreement and subadvisory agreement for each Portfolio at a meeting to be held in January 2004. If the Board of Directors approves new agreements, shareholders of each Portfolio will also be asked to approve the new investment advisory agreement at a special shareholder meeting. Shareholders of the Equity Income Fund and the Short Duration Bond Fund will also be asked to approve a new subadvisory agreement. The Fund has received an exemptive order from the Securities and Exchange Commission which permits the Fund to enter into new subadvisory agreements following a change of control of an unaffiliated subadvisor without shareholder approval. Therefore, shareholders of each Portfolio other than the Equity Income Fund and the Short Duration Bond Fund will not be asked to approve new sub-advisory agreements.

Shareholders will receive a proxy statement containing more information about the Merger, the Plan, and any new agreements prior to the special meeting of shareholders.

December 19, 2003